Fair Value Measurements - Schedule of Fair Value of the Derivative Liability (Details) - Derivative Liability [Member] - PERCEPTION CAPITAL CORP IV [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Derivative Liability [Line Items]
Fair value at beginning	$ 7,273
Issuance of derivative liability		131,456
Amortization of debt discount	115,024	16,432
Change in fair value	41,609	(9,159)
Unamortized debt discount		(131,456)
Termination due to Cancellation Agreement (Note 7)	(163,906)
Fair value at ending		$ 7,273